Shareholders' Equity - Summary of Inputs Used in the Measurement of the Fair Values and the Related Fair Values at the Grant Dates (Detail) - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key management personnel [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted-average)	95.05%	95.30%	94.85%
Expected life	10 years	10 years	4 years
Expected dividends	0.00%	0.00%	0.00%
Key management personnel [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	€ 9.04	€ 9.97	€ 3.98
Share price at grant date	17.08	15.24	6.12
Exercise price	€ 17.08	€ 15.24	€ 1.93
Risk-free interest rate (based on government bonds)	2.29%	1.84%	0.16%
Key management personnel [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	€ 16.10	€ 11.03	€ 5.76
Share price at grant date	24.54	16.85	7.20
Exercise price	€ 24.54	€ 16.85	€ 7.20
Risk-free interest rate (based on government bonds)	2.51%	1.86%	0.70%
All other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (weighted-average)	94.88%	97.15%	94.85%
Expected life	10 years		8 years
Expected dividends	0.00%	0.00%	0.00%
All other employees [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	€ 8.94	€ 5.74	€ 4.03
Share price at grant date	13.71	8.46	5.94
Exercise price	€ 13.71	€ 8.46	€ 1.93
Expected life		8 years
Risk-free interest rate (based on government bonds)	2.24%	0.10%	0.16%
All other employees [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date	€ 18.02	€ 5.79	€ 5.06
Share price at grant date	27.47	8.87	7.20
Exercise price	€ 27.47	€ 8.87	€ 7.20
Expected life		10 years
Risk-free interest rate (based on government bonds)	2.62%	1.87%	0.70%